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         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

                      SUPPLEMENT DATED NOVEMBER 23, 2009 TO
       PROSPECTUSES DATED MAY 1, 2009 (AS SUPPLEMENTED NOVEMBER 13, 2009)

        Reduction of Available Variable Investment Options for Contracts
                     Purchased on or After November 23, 2009

This Supplement announces the reduction of the available Investment Options for Contracts purchased on or after November 23, 2009. It supplements prospectuses dated May 1, 2009 (as supplemented November 13, 2009) for VENTURE(R) VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York.

You should read this Supplement together with the prospectus for the Contract you purchase (the "Annuity Prospectus"), and retain both documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029 or, in New York, at 1-800-551-2078 to request a free copy. You may also visit us at www.jhannuities.com or www.jhannuitiesnewyork.com.

REDUCTION OF AVAILABLE VARIABLE INVESTMENT OPTIONS

We are reducing the available Variable Investment Options described in the Annuity Prospectus for Contracts purchased on or after November 23, 2009. Only the following Portfolios will be available under such Contracts:

                        MFC GLOBAL INVESTMENT MANAGEMENT
                        (U.S.A.) LIMITED
                              Core Allocation Trust
                              Core Balanced Trust
                              Core Disciplined Diversification Trust
                              Core Fundamental Holdings Trust
                              Core Global Diversification Trust
                              Core Strategy Trust
                              Lifestyle Balanced Trust
                              Lifestyle Conservative Trust
                              Lifestyle Growth Trust
                              Lifestyle Moderate Trust
                              Money Market Trust

You should disregard all references in the Annuity Prospectus to the following Portfolios if you purchase a Contract on or after November 23, 2009:

CAPITAL RESEARCH AND MANAGEMENT
COMPANY (Adviser to the American Fund Insurance Series)
   American Asset Allocation Trust
   American Bond Trust
   American Global Growth Trust
   American Global Small Capitalization Trust
   American Growth Trust
   American Growth-Income Trust
   American High-Income Bond Trust
   American International Trust
   American New World Trust
DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust
   Fundamental Value Trust
DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
   Real Estate Securities Trust(1)
DIMENSIONAL FUND ADVISORS LP &
INVESCO AIM CAPITAL MANAGEMENT, INC.
  International Small Company Trust
  Small Cap Opportunities Trust(2)
GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   International Core Trust
JENNISON ASSOCIATES LLC
   Capital Appreciation Trust
MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities Trust
MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
   High Income Trust
MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   Lifestyle Aggressive Trust
   Mid Cap Index Trust
   Pacific Rim Trust
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust
   Total Return Trust
RCM CAPITAL MANAGEMENT LLC&
T. ROWE PRICE ASSOCIATES, INC.
   Science & Technology Trust(3)
T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust
   Equity-Income Trust
   Health Sciences Trust
   Small Company Value Trust
 TEMPLETON INVESTMENT COUNSEL, LLC
   International Value Trust(4)

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VAN KAMPEN(5)
   Value Trust
WELLINGTON MANAGEMENT COMPANY, LLP
   Investment Quality Bond Trust
   Mid Cap Stock Trust
   Natural Resources Trust
   Small Cap Growth Trust
   Small Cap Value Trust
WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust
   Strategic Bond Trust
   U.S. Government Securities Trust

(1)  RREEF America L.L.C. provides sub-subadvisory services to DIMA.

(2) The Small Cap Opportunities Trust is subadvised by Dimensional Fund Advisors LP and Invesco Aim Capital Management, Inc.

(3) The Science & Technology Trust is subadvised by RCM Capital Management LLC and T. Rowe Price Associates, Inc.

(4) Templeton Global Advisors Limited is sub-subadviser to the International Value Trust under an agreement with Templeton Investment Counsel, LLC.

(5)  Morgan Stanley Investment Management, Inc. doing business as Van Kampen.

We will permit you to allocate your initial Purchase Payment to the Variable Investment Options listed above if you apply for a Contract before November 23, 2009 and:

- We receive your application and initial Purchase Payment at our Annuities Service Center on or before November 20, 2009; or

- We receive your application at our Annuities Service Center on or before November 20, 2009, but we do not receive your initial Purchase Payment until a later date that we determine to be within the time frame established by our current administrative procedures for exchanges.

If you purchased a Contract prior to November 23, 2009, you may continue to allocate Additional Purchase Payments and transfer amounts to the Variable Investment Options listed above in accordance with the terms set forth in the Annuity Prospectus. We may, however, modify or delete any of these Variable Investment Options in the future.

                       SUPPLEMENT DATED NOVEMBER 23, 2009

______: 1009      333-70728     033-79112

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